INVESTMENT IN SILVERBACK - Disclosure of detailed information about transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Opening balance	$ 1,340,458
Income (loss) in Silverback for the period	(588,830)	$ 155,453
Ending balance	594,985	1,340,458
Silverback Ltd. ("Silverback") [Member]
Disclosure of associates [line items]
Opening balance	1,340,458	1,668,851
Income (loss) in Silverback for the period	(588,830)	155,453
Distribution	(156,643)	(483,846)
Ending balance	$ 594,985	$ 1,340,458